THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON FEBRUARY 17, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 17, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [X]; Amendment Number: 1
                                              ------

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 420
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MARK D. LERNER
Title:  VICE PRESIDENT
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

          /S/ MARK D. LERNER        BALTIMORE, MARYLAND       5/17/04
        -----------------------    --------------------       -------
              [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                          -------------

Form 13F Information Table Entry Total:   17
                                          -------------

Form 13F Information Table Value Total:   $367,441
                                          -------------
                                          (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Advance PCS             Common    00790K109     63,840    1,212,310  SH             SOLE                    SOLE

Caremark RX, Inc.       Common    141705103     10,127      399,800  SH             SOLE                    SOLE

Charter Comm.           Common    16117M107        657      163,350  SH             SOLE                    SOLE

Citigroup, Inc.         Common    172967101      4,136       85,200  SH             SOLE                    SOLE

Citigroup, Inc.         Common    172967101      4,854      100,000  SH    CALL     SOLE                                       NONE

Concord EFS Inc.        Common    206197105      8,904      600,000  SH             SOLE                    SOLE

Firstfed American Banc  Common    337929103      1,229       47,200  SH             SOLE                    SOLE

FleetBoston Financial   Common    339030108    124,839    2,860,000  SH             SOLE                    SOLE

Gucci Group NV          Common    401566104     67,696      791,300  SH             SOLE                    SOLE

Janus Capital Group     Common    47102X105        189       11,500  SH             SOLE                    SOLE

John Hancock            Common    41014S106     36,761      980,300  SH             SOLE                    SOLE

Moore Wallace Inc.      Common    615857109      4,214      225,000  SH             SOLE                    SOLE

Pacific Union Bank      Common    695025106      1,261       49,400  SH             SOLE                    SOLE

Republic Bancshares     Common    759929102     12,519      397,800  SH             SOLE                    SOLE

Staten Island Bancorp   Common    857550107      5,681      252,500  SH             SOLE                    SOLE

Travelers Pty Cas Cl A  Common    89420G109      6,234      371,528  SH             SOLE                    SOLE

Travelers Pty Cas Cl B  Common    89420G406     14,300      842,678  SH             SOLE                    SOLE

